Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
21. Employee Benefit Plans
Changes in benefit obligation and plan assets, and the funded status for all plans
For the	Year ended December 31
millions of Canadian dollars	2020		2019
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,822	$353	$2,650	$350
Service cost	46	5	47	4
Plan participant contributions	7	5	8	5
Interest cost	84	10	102	14
Benefits paid	(135)	(27)	(130)	(23)
Actuarial losses	189	52	231	19
Settlements and curtailments	(229)	(52)	(20)	-
Foreign currency translation adjustment	(25)	(7)	(66)	(16)
Balance, December 31	2,759	339	2,822	353
Change in plan assets
Balance, January 1	2,593	56	2,300	49
Employer contributions	41	21	52	19
Plan participant contributions	7	5	8	5
Benefits paid	(135)	(27)	(130)	(23)
Actual return on assets, net of expenses	310	5	424	7
Settlements and curtailments	(191)	(7)	(7)	-
Foreign currency translation adjustment	(20)	(1)	(54)	(1)
Balance, December 31	2,605	52	2,593	56
Funded status, end of year	$(154)	$(287)	$(229)	$(297)

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of Canadian dollars		2020	2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,736	$308	$2,797	$323
Fair value of plan assets	2,568	-	2,557	7
Funded status	$(168)	$(308)	$(240)	$(316)

millions of Canadian dollars	2020	2019
	Defined benefit pension plans	Defined benefit pension plans
ABO	$1,519	$2,665
Fair value of plan assets	1,419	2,557
Funded status	$(100)	$(108)

Amounts recognized in the Consolidated Balance Sheets
As at	December 31		December 31
millions of Canadian dollars	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Other current liabilities	$(4)	$(19)	$(4)	$(18)
Long-term liabilities	(163)	(290)	(206)	(254)
Long-term liabilities associated with assets held for sale (1)	-	-	(30)	(44)
Other long-term assets	13	20	11	19
Amount included in deferred income tax	(4)	(1)	(7)	1
AOCI and regulatory assets, net of tax	443	107	524	72
Net amount recognized	$285	$(183)	$288	$(224)
(1) On March 24, 2020, Emera sold Emera Maine, refer to note 4 for further details. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale.

Amounts Recognized in AOCI and Regulatory Assets
	Regulatory assets	Actuarial (gains) losses	Past service (gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2020	$358	$160	$(1)
Amortized in current period	(25)	(15)	1
Current year addition to AOCI or regulatory assets	(12)	14	-
Change in current year related to sale of Emera Maine	(39)	-	-
Change in foreign exchange rate	(3)	1	-
Balance, December 31, 2020	$279	$160	$-
Non-pension benefits plans
Balance, January 1, 2020	$78	$(5)	$-
Amortized in current period	-	-	-
Current year addition to AOCI or regulatory assets	48	2	-
Change in current year related to sale of Emera Maine	(13)	-	-
Change in foreign exchange rate	(3)	(1)	-
Balance, December 31, 2020	$110	$(4)	$-

	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses (gains)	$160	$(4)	$160	$(5)
Past service (gains) costs	-	-	(1)	-
Regulatory assets	279	110	358	78
Total AOCI and regulatory assets before deferred income taxes	439	106	517	73
Amount included in deferred income tax assets	4	1	7	(1)
Net amount in AOCI and regulatory assets	$443	$107	$524	$72

Benefit Cost Components
As at			Year ended December 31
millions of Canadian dollars	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$46	$5	$47	$4
Interest cost	84	10	102	14
Expected return on plan assets	(141)	(1)	(147)	(2)
Current year amortization of:
Actuarial losses (gains)	15	-	16	-
Past service costs (gains)	(1)	-	(1)	-
Regulatory assets (liability)	25	-	20	(5)
Settlement, curtailments	-	-	1	-
Total	$28	$14	$38	$11

Pension Plan Asset Allocations
Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Fixed income	30%	to	50%
Equities	50%	to	70%

Cassification of the methodology used by the Company to fair value its investments
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
			December 31, 2020
Cash and cash equivalents	$-	$68	$-	$68	3%
Net in-transits	-	(99)	-	(99)	(4)%
Equity Securities:
Canadian equity	-	154	-	154	6%
US equity	-	380	-	380	15%
Other equity	-	243	-	243	9%
Fixed income securities:
Government	-	-	119	119	5%
Corporate	-	-	141	141	5%
Other	-	10	3	13	-%
Mutual funds	-	88	-	88	3%
Other	-	(3)	(4)	(7)	-%
Open-ended investments measured at NAV (1)	801	-	-	801	31%
Common collective trusts measured at NAV (2)	704	-	-	704	27%
Total	$1,505	$841	$259	$2,605	100%

		December 31, 2019
Cash and cash equivalents	$-	$44	$-	$44	2%
Net in-transits	-	(48)	-	(48)	(2)%
Equity securities:
Canadian equity	-	210	-	210	8%
US equity	-	388	-	388	15%
Other equity	-	176	-	176	7%
Fixed Income securities:
Government	-	-	93	93	3%
Corporate	-	-	126	126	5%
Other	-	5	9	14	-
Mutual funds	-	199	-	199	8%
Other	-	(5)	1	(4)	-%
Open-ended investments measured at NAV (1)	860	-	-	860	33%
Common collective trusts measured at NAV (2)	535	-	-	535	21%
Total	$1,395	$969	$229	$2,593	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Expected cash flows for defined benefit pension and other post-retirement benefit plans
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefit plans
Expected employer contributions
2021	$41	$19
Expected benefit payments
2021	140	21
2022	154	22
2023	154	22
2024	162	22
2025	170	22
2026 – 2030	914	105

Assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans
Assumptions
The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2020		2019
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate - past service	2.49%	2.48%	3.17%	3.27%
Discount rate - future service	2.64%	2.51%	3.21%	3.28%
Rate of compensation increase	2.89%	3.04%	3.32%	3.70%
Health care trend - initial (next year)	-	5.64%	-	6.15%
- ultimate	-	4.35%	-	4.38%
- year ultimate reached		2038		2038
Benefit cost for year ended December 31:
Discount rate - past service	3.17%	3.28%	4.05%	4.30%
Discount rate - future service	3.21%	3.28%	4.05%	4.30%
Expected long-term return on plan assets	6.29%	3.25%	6.50%	2.81%
Rate of compensation increase	3.34%	3.70%	3.30%	3.67%
Health care trend - initial (current year)	-	5.91%	-	6.39%
- ultimate	-	4.37%	-	4.45%
- year ultimate reached		2038		2035
Actual assumptions used differ by plan.